OPERATING SEGMENTS DISCLOSURES	9 Months Ended
Sep. 30, 2024
Operating Segments Disclosures
OPERATING SEGMENTS DISCLOSURES

5. OPERATING SEGMENTS DISCLOSURES

The businesses of the Company are divided operationally into three identified operating segments: North American Brokerage, One Real Title and One Real Mortgage. North American Brokerage generates revenue by processing real estate transactions which entitles the Company to commissions. One Real Title generates revenue by offering title insurance and closing services for residential and/or commercial transactions. One Real Mortgage derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

The Company has identified one reportable segment, North American Brokerage which comprises more than 90% of total revenue and net loss. The other two segments, One Real Title and One Real Mortgage are not considered reporting segments as their revenue and net loss do not meet the quantitative threshold set for reporting segments. These two segments are disclosed in an ‘other segments’ category below.

The Company uses judgement in determining its operating segments by taking into consideration the Chief Operating Decision Maker’s (“CODM”) assessment of overall performance and decisions such as resource allocations and delegation of authority. The CODM is the Company’s Chief Executive Officer.

The presentation in this note for prior periods has been restated based on the current segment reporting.

Segment performance is evaluated based on income (loss) from operations and is measured consistently with income or loss in the consolidated financial statements.

The following tables present significant information about the Company’s reportable operating segments as reported to the Company’s CODM:

	For the Three Months Ended September 30, 2024
	North American Brokerage	Other Segments	Total
Revenues	369,890	2,598	372,488
Commissions and other agent-related costs	339,507	852	340,359
Gross Profit	30,383	1,746	32,129

General and administrative expenses	13,592	2,709	16,301
Marketing expenses	15,240	21	15,261
Research and development expenses	3,010	35	3,045
Operating Loss	(1,459)	(1,019)	(2,478)

Other income (expenses), net	151	-	151
Finance expenses, net	(189)	(25)	(214)
Net Loss	(1,497)	(1,044)	(2,541)

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

	For the Nine Months Ended September 30, 2024
	North American Brokerage	Other Segments	Total
Revenues	907,716	6,293	914,009
Commissions and other agent-related costs	827,243	2,010	829,253
Gross Profit	80,473	4,283	84,756

General and administrative expenses	35,283	7,169	42,452
Marketing expenses	43,697	82	43,779
Research and development expenses	8,016	99	8,115
Litigation expenses	9,250	-	9,250
Operating Loss	(15,773)	(3,067)	(18,840)

Other income (expenses), net	381	-	381
Finance expenses, net	(1,230)	(59)	(1,289)
Net Loss	(16,622)	(3,126)	(19,748)

	For the Three Months Ended September 30, 2023
	North American Brokerage	Other Segments	Total
Revenues	213,319	1,321	214,640
Commissions and other agent-related costs	195,492	373	195,865
Gross Profit	17,827	948	18,775

General and administrative expenses	7,513	1,721	9,234
Marketing expenses	11,537	40	11,577
Research and development expenses	1,910	21	1,931
Operating Loss	(3,133)	(834)	(3,967)

Other income (expenses), net	38	—	38
Finance expenses, net	(15)	5	(10)
Net Loss	(3,110)	(829)	(3,939)

	For the Nine Months Ended September 30, 2023
	North American Brokerage	Other Segments	Total
Revenues	504,456	3,361	507,817
Commissions and other agent-related costs	459,559	916	460,475
Gross Profit	44,897	2,445	47,342

General and administrative expenses	22,597	4,929	27,526
Marketing expenses	29,432	95	29,527
Research and development expenses	4,980	54	5,034
Operating Loss	(12,112)	(2,633)	(14,745)

Other income (expenses), net	106	-	106
Finance expenses, net	(589)	2	(587)
Net Loss	(12,595)	(2,631)	(15,226)

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

The assets and liabilities of each segment are not reported to the CODM on a regular basis therefore they are not disclosed in these condensed consolidated financial statements.

The amount of revenue from external customers, by geography, is shown in the table below:

	For the Three Months Ended
	September 30, 2024	September 30, 2023
United States	319,411	171,042
Canada	53,077	43,598
Total revenue by region	372,488	214,640

	For the Nine Months Ended
	September 30, 2024	September 30, 2023
United States	792,161	424,396
Canada	121,848	83,421
Total revenue by region	914,009	507,817